73910
Prospectus Supplement
Dated June 18, 2001 to:
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Putnam Investors Fund (the "fund")
Prospectuses dated November 30, 2000

The second paragraph under the heading "Who manages the fund" is replaced with the following:

The following officers of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                       Since     Experience
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C. Beth Cotner                1995      1995 - Present     Putnam Management
Managing Director
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Manuel Weiss                  1996      1987 - Present     Putnam Management
Managing Director
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Richard B. England            1996      1992 - Present     Putnam Management
Senior Vice President
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David J. Santos               2001      1986 - Present     Putnam Management
Senior Vice President
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